Offerings	Mar. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99936
Maximum Aggregate Offering Price | $	$ 499,680,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 69,005.81
Offering Note

(1)	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee due for this offering is $275,921.32.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2029
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit | shares	0.99875
Maximum Aggregate Offering Price | $	$ 599,250,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 82,756.43
Offering Note

(1)	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee due for this offering is $275,921.32.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2033
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit | shares	0.99842
Maximum Aggregate Offering Price | $	$ 599,052,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 82,729.08
Offering Note

(1)	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee due for this offering is $275,921.32.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2028
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 300,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 41,430
Offering Note

(1)	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee due for this offering is $275,921.32.